Financial Risk Management and Fair Values of Financial Instruments - Summary of Carrying Amounts, Fair Values and the Group's Financial Liabilities Carried at Amortized Cost (Detail)
¥ in Millions, $ in Millions
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Disclosure of fair value measurement of liabilities [Line Items]
Non-current portion of long-term bank loans	¥ 2,482	$ 380	¥ 2,869
Non-current portion of promissory notes	998	153	998
Non-current portion of corporate bonds	1,999	$ 306	2,998
Level 1 [Member]
Disclosure of fair value measurement of liabilities [Line Items]
Non-current portion of promissory notes	1,005
Non-current portion of corporate bonds	2,050
Level 2 [Member]
Disclosure of fair value measurement of liabilities [Line Items]
Non-current portion of long-term bank loans	2,552
Level 3 [Member]
Disclosure of fair value measurement of liabilities [Line Items]
Non-current portion of long-term bank loans
Fair value [Member]
Disclosure of fair value measurement of liabilities [Line Items]
Non-current portion of long-term bank loans	2,552		2,849
Non-current portion of promissory notes	1,005		1,010
Non-current portion of corporate bonds	¥ 2,050		¥ 3,081